UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Premier Growth Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1: Schedule of Investments.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS  (93.5%)

           ADVERTISING  (0.8%)
   36,000    aQuantive, Inc.  *                                     $    847,440
   32,000    Harte-Hanks, Inc.                                           875,200
   20,000    Monster Worldwide, Inc.  *                                  997,200
   17,000    R.H. Donnelley Corp.  *                                     989,910
                                                                    ------------
                                                                       3,709,750

           AEROSPACE/DEFENSE  (1.9%)
   28,000    Armor Holdings, Inc.  *                                   1,632,120
   26,000    Aviall, Inc.  *                                             990,080
   28,000    BE Aerospace, Inc.  *                                       703,360
   23,989    DRS Technologies, Inc.                                    1,316,276
   12,200    Esterline Technologies Corp.  *                             521,550
   11,000    L-3 Communications Holdings, Inc.                           943,690
   23,800    Precision Castparts Corp.                                 1,413,720
   19,600    Rockwell Collins, Inc.                                    1,104,460
   25,000    Teledyne Technologies, Inc.  *                              890,000
                                                                    ------------
                                                                       9,515,256
           AIR TRANSPORT  (0.4%)
    9,000    FedEx Corp.                                               1,016,460
   20,100    Lan Airlines S.A.  (ADR)                                    787,719
                                                                    ------------
                                                                       1,804,179
           APPAREL  (1.0%)
   18,000    Gildan Activewear, Inc.  Class A*                           855,360
   12,000    Guess?, Inc.  *                                             469,320
   24,875    Jos A. Bank Clothiers, Inc.  *                            1,192,756
   30,000    Phillips-Van Heusen Corp.                                 1,146,300
   19,800    Polo Ralph Lauren Corp.  Class A                          1,200,078
                                                                    ------------
                                                                       4,863,814
           AUTO & TRUCK  (0.5%)
   38,000    Oshkosh Truck Corp.                                       2,365,120
           AUTO PARTS  (0.6%)
   13,000    Autoliv, Inc.                                               735,540
   10,600    BorgWarner, Inc.                                            636,424
   20,000    Johnson Controls, Inc.                                    1,518,600
                                                                    ------------
                                                                       2,890,564
           BANK  (3.6%)
   65,500    Banco Itau Holding Financeira S.A.  (ADR)                 1,949,935
   20,000    Banco Santander Chile S.A.  (ADR)                           872,000
   35,000    Bancolombia S.A.  (ADR)                                   1,221,500
   25,000    Bank of Hawaii Corp.                                      1,332,750
   12,500    City National Corp.                                         959,875
   36,000    Colonial BancGroup, Inc. (The)                              900,000
   21,000    Compass Bancshares, Inc.                                  1,062,810
   32,000    ICICI Bank Ltd.  (ADR)                                      885,760
    5,000    Kookmin Bank  (ADR)                                         427,600
    8,200    M&T Bank Corp.                                              935,948
   23,900    Mercantile Bankshares Corp.                                 918,955
   22,000    SVB Financial Group  *                                    1,167,100
    9,000    UBS AG                                                      989,730
   13,200    UnionBanCal Corp.                                           926,112
   21,673    Wachovia Corp.                                            1,214,772
   15,000    Wells Fargo & Co.                                           958,050
   19,000    Wilmington Trust Corp.                                      823,650
                                                                    ------------
                                                                      17,546,547
           BANK - CANADIAN  (0.4%)
   13,300    Bank of Montreal                                            755,706
   11,700    Royal Bank of Canada                                        986,544
    7,400    Toronto-Dominion Bank (The)                                 412,180
                                                                    ------------
                                                                       2,154,430
           BANK - MIDWEST  (0.6%)
   18,900    Associated Banc-Corp                                        642,222
   17,800    Commerce Bancshares, Inc.                                   919,726
   27,000    Huntington Bancshares, Inc.                                 651,510
   19,000    Marshall & Ilsley Corp.                                     828,020
                                                                    ------------
                                                                       3,041,478
           BEVERAGE - ALCOHOLIC  (0.2%)
   12,600    Brown-Forman Corp.  Class B                                 969,822
           BEVERAGE - SOFT DRINK  (1.3%)
   29,000    Companhia de Bebidas das Americas  (ADR)                  1,245,840
    7,000    Fomento Economico Mexicano S.A. de CV  (ADR)
               Unit 1 Ser. B                                             641,620
   30,000    Hansen Natural Corp.  *                                   3,781,500
   15,000    PepsiCo, Inc.                                               866,850
                                                                    ------------
                                                                       6,535,810
           BIOTECHNOLOGY  (0.9%)
   15,000    Genentech, Inc.  *                                        1,267,650
   18,000    Techne Corp.  *                                           1,082,520
   17,800    United Therapeutics Corp.  *                              1,179,784
   27,000    Vertex Pharmaceuticals, Inc.  *                             987,930
                                                                    ------------
                                                                       4,517,884
           BUILDING MATERIALS  (1.3%)
   29,400    Aleris International, Inc.  *                             1,413,258
   11,400    Fluor Corp.                                                 978,120
   20,000    Jacobs Engineering Group, Inc.  *                         1,734,800
    2,700    NCI Building Systems, Inc.  *                               161,379
   24,000    Simpson Manufacturing Company, Inc.                       1,039,200
   16,800    Washington Group International, Inc.  *                     964,152
                                                                    ------------
                                                                       6,290,909
           CANADIAN ENERGY  (1.4%)
   18,500    Canadian Natural Resources, Inc.                          1,024,715
   23,000    Nexen, Inc.                                               1,265,920
   28,000    Suncor Energy, Inc.                                       2,156,560
   29,000    Talisman Energy, Inc.                                     1,542,220
   26,000    TransCanada Corp.                                           752,180
                                                                    ------------
                                                                       6,741,595
           CEMENT & AGGREGATES  (1.3%)
   15,000    Cemex S.A. de C.V.  (ADR)                                   979,200

                                            Value Line Premier Growth Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
   24,900    Eagle Materials, Inc.                                  $  1,587,624
   25,650    Florida Rock Industries, Inc.                             1,442,043
   12,000    Martin Marietta Materials, Inc.                           1,284,360
   11,000    Vulcan Materials Co.                                        953,150
                                                                    ------------
                                                                       6,246,377
           CHEMICAL - DIVERSIFIED  (0.3%)
    7,000    Hexcel Corp.  *                                             153,790
   14,000    Monsanto Co.                                              1,186,500
                                                                    ------------
                                                                       1,340,290
           CHEMICAL - SPECIALTY  (1.2%)
   29,000    Airgas, Inc.                                              1,133,610
    4,000    Ceradyne, Inc.  *                                           199,600
   26,000    Ecolab, Inc.                                                993,200
   30,000    Praxair, Inc.                                             1,654,500
   13,000    Sigma-Aldrich Corp.                                         855,270
   36,800    Syngenta AG  (ADR)*                                       1,034,448
                                                                    ------------
                                                                       5,870,628
           COAL  (1.2%)
   51,750    Joy Global, Inc.                                          3,093,098
   53,200    Peabody Energy Corp.                                      2,681,812
                                                                    ------------
                                                                       5,774,910
           COMPUTER & PERIPHERALS  (0.3%)
   32,000    Hewlett-Packard Co.                                       1,052,800
   10,700    MICROS Systems, Inc.  *                                     492,949
                                                                    ------------
                                                                       1,545,749
           COMPUTER SOFTWARE & SERVICES  (2.7%)
   30,000    Accenture Ltd.  Class A                                     902,100
   24,000    Adobe Systems, Inc.  *                                      838,080
   30,000    ANSYS, Inc.  *                                            1,624,500
   14,300    Anteon International Corp.  *                               780,208
   28,000    Autodesk, Inc.  *                                         1,078,560
   50,000    Cognizant Technology Solutions Corp. Class A  *           2,974,500
   20,000    Euronet Worldwide, Inc.  *                                  756,600
   14,200    Infosys Technologies Ltd.  (ADR)                          1,105,612
   24,400    Satyam Computer Services Ltd.  (ADR)                      1,067,744
   21,000    SRA International, Inc.  Class A*                           792,330
   48,800    Trident Microsystems, Inc.  *                             1,418,128
                                                                    ------------
                                                                      13,338,362
           DIVERSIFIED COMPANIES  (2.7%)
   85,000    ABB Ltd.  (ADR)*                                          1,066,750
   24,000    Acuity Brands, Inc.                                         960,000
   22,000    AMETEK, Inc.                                                989,120
    3,300    Brink's Co. (The)                                           167,508
   21,400    Chemed Corp.                                              1,269,876
   58,000    Covanta Holding Corp.  *                                    966,860
   24,000    ESCO Technologies, Inc.  *                                1,215,600
    9,600    Fortune Brands, Inc.                                        774,048
   17,200    ITT Industries, Inc.                                        966,984
   18,500    McDermott International, Inc.  *                          1,007,325
   16,000    Pentair, Inc.                                               652,000
   11,500    Textron, Inc.                                             1,073,985
   17,000    United Technologies Corp.                                   985,490
   14,400    Walter Industries, Inc.                                     959,328
                                                                    ------------
                                                                      13,054,874
           DRUG  (2.6%)
   37,500    Alkermes, Inc.  *                                           826,875
    8,600    Allergan, Inc.                                              933,100
   22,000    Amylin Pharmaceuticals, Inc.  *                           1,076,900
   16,000    Barr Pharmaceuticals, Inc.  *                             1,007,680
   52,000    Celgene Corp.  *                                          2,299,440
   18,400    Covance, Inc.  *                                          1,081,000
   12,700    Genzyme Corp.  *                                            853,694
   21,000    Gilead Sciences, Inc.  *                                  1,306,620
   27,000    Immucor, Inc.  *                                            774,630
   32,000    Pharmaceutical Product Development, Inc.                  1,107,520
   40,000    Teva Pharmaceutical Industries Ltd.  (ADR)                1,647,200
                                                                    ------------
                                                                      12,914,659
           E-COMMERCE  (0.2%)
   33,000    Websense, Inc.  *                                           910,140
           EDUCATIONAL SERVICES  (0.4%)
   20,000    Education Management Corp.  *                               832,000
   15,000    ITT Educational Services, Inc.  *                           960,750
                                                                    ------------
                                                                       1,792,750
           ELECTRICAL EQUIPMENT  (2.0%)
   60,000    Corning, Inc.  *                                          1,614,600
   13,000    FLIR Systems, Inc.  *                                       369,330
   24,000    Harman International Industries, Inc.                     2,667,120
   14,000    Rockwell Automation, Inc.                                 1,006,740
   10,000    Siemens AG  (ADR)                                           931,700
   21,500    Thomas & Betts Corp.  *                                   1,104,670
    7,500    Trimble Navigation Ltd.  *                                  337,875
   27,700    WESCO International, Inc.  *                              1,883,877
                                                                    ------------
                                                                       9,915,912
           ELECTRICAL UTILITY - CENTRAL  (0.8%)
   12,000    Entergy Corp.                                               827,280
   48,000    TXU Corp.                                                 2,148,480
   16,400    WPS Resources Corp.                                         807,208
                                                                    ------------
                                                                       3,782,968
           ELECTRICAL UTILITY - EAST  (0.2%)
   18,000    Exelon Corp.                                                952,200
           ELECTRICAL UTILITY - WEST  (0.2%)
   18,500    Sempra Energy                                               859,510

                                            Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
           ELECTRONICS  (0.9%)
   20,400    Amphenol Corp.  Class A                                $  1,064,472
   12,000    Diodes, Inc.  *                                             498,000
   26,500    Harris Corp.                                              1,253,185
   31,000    MEMC Electronic Materials, Inc.  *                        1,144,520
    9,000    Microsemi Corp.  *                                          261,990
                                                                    ------------
                                                                       4,222,167
           ENTERTAINMENT  (0.2%)
   15,100    Central European Media Enterprises Ltd. Class A  *        1,036,011
           ENTERTAINMENT TECHNOLOGY  (0.3%)
   38,000    Scientific Games Corp.  Class A*                          1,334,940
           ENVIRONMENTAL  (0.6%)
   25,000    Republic Services, Inc.                                   1,062,750
   18,300    Stericycle, Inc.  *                                       1,237,446
   22,000    Waste Connections, Inc.  *                                  875,820
                                                                    ------------
                                                                       3,176,016
           FINANCIAL SERVICES - DIVERSIFIED  (3.4%)
   12,000    Affiliated Managers Group, Inc.  *                        1,279,320
   10,700    BlackRock, Inc.  Class A                                  1,498,000
   42,000    Brown & Brown, Inc.                                       1,394,400
   19,000    CIT Group, Inc.                                           1,016,880
   34,000    Eaton Vance Corp.                                           930,920
    9,000    Franklin Resources, Inc.                                    848,160
   28,200    Global Payments, Inc.                                     1,494,882
   18,300    HDFC Bank Ltd.  (ADR)                                       997,350
   19,000    Leucadia National Corp.                                   1,133,540
   33,000    MoneyGram International, Inc.                             1,013,760
   22,000    Nuveen Investments, Inc.  Class A                         1,059,300
   19,000    Principal Financial Group, Inc.                             927,200
   21,000    ProAssurance Corp.  *                                     1,092,000
    8,000    SLM Corp.                                                   415,520
    3,900    Student Loan Corp. (The)                                    908,700
    9,000    T Rowe Price Group, Inc.                                    703,890
                                                                    ------------
                                                                      16,713,822
           FOOD PROCESSING  (0.7%)
   24,000    Dean Foods Co.  *                                           931,920
   37,500    Flowers Foods, Inc.                                       1,113,750
   41,000    United Natural Foods, Inc.  *                             1,433,770
                                                                    ------------
                                                                       3,479,440
           FOREIGN TELECOMMUNICATIONS  (0.2%)
   34,000    America Movil S.A. de C.V.  (ADR)                         1,164,840
           FURNITURE/HOME FURNISHINGS  (0.1%)
    7,000    HNI Corp.                                                   413,000
           HEALTH CARE INFORMATION SYSTEMS  (0.2%)
    6,000    Allscripts Healthcare Solutions, Inc.  *                    109,860
   20,000    Cerner Corp.  *                                             949,000
                                                                    ------------
                                                                       1,058,860
           HOME APPLIANCES  (0.5%)
    8,000    Black & Decker Corp. (The)                                  695,120
   40,000    Toro Co. (The)                                            1,910,000
                                                                    ------------
                                                                       2,605,120
           HOME BUILDING  (0.6%)
   25,600    Forest City Enterprises, Inc. Class A                     1,207,040
   14,600    Lennar Corp.  Class A                                       881,548
   13,500    St Joe Co. (The)                                            848,340
                                                                    ------------
                                                                       2,936,928
           HOTEL/GAMING  (2.6%)
   25,000    Boyd Gaming Corp.                                         1,248,500
   36,000    Choice Hotels International, Inc.                         1,648,080
   19,200    Gaylord Entertainment Co.  *                                871,296
   16,000    GTECH Holdings Corp.                                        544,800
   13,200    Harrah's Entertainment, Inc.                              1,029,072
   27,000    International Game Technology                               950,940
   12,700    Kerzner International Ltd.  *                               988,314
   64,000    Penn National Gaming, Inc.  *                             2,699,520
   13,000    Starwood Hotels & Resorts Worldwide, Inc.                   880,490
   23,000    Station Casinos, Inc.                                     1,825,510
                                                                    ------------
                                                                      12,686,522
           HOUSEHOLD PRODUCTS  (0.4%)
    8,900    Church & Dwight Company, Inc.                               328,588
    8,000    Clorox Co.                                                  478,800
   22,000    Scotts Miracle-Gro Co. (The),  Class A                    1,006,720
                                                                    ------------
                                                                       1,814,108
           HUMAN RESOURCES  (0.2%)
   14,000    Administaff, Inc.                                           761,040
           INDUSTRIAL SERVICES  (1.6%)
   36,250    Aaron Rents, Inc.  Class B                                  984,912
   30,000    C.H. Robinson Worldwide, Inc.                             1,472,700
   16,000    CB Richard Ellis Group, Inc. Class A*                     1,291,200
   17,000    Expeditors International of Washington, Inc.              1,468,630
   20,400    Iron Mountain, Inc.  *                                      831,096

                                            Value Line Premier Growth Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
   37,400    Laidlaw International, Inc.                            $  1,017,280
   22,400    URS Corp.  *                                                901,600
                                                                    ------------
                                                                       7,967,418
           INFORMATION SERVICES  (0.9%)
   11,700    Corporate Executive Board Co. (The)                       1,180,530
   14,000    Dun & Bradstreet Corp. (The)  *                           1,073,520
   24,000    Equifax, Inc.                                               893,760
   20,000    Moody's Corp.                                             1,429,200
                                                                    ------------
                                                                       4,577,010
           INSURANCE - LIFE  (1.6%)
   20,000    AFLAC, Inc.                                                 902,600
    8,000    AmerUs Group Co.                                            481,920
   18,400    Delphi Financial Group, Inc. Class A                        949,992
   21,000    Genworth Financial, Inc.  Class A                           702,030
   17,000    Manulife Financial Corp.                                  1,067,090
   19,000    MetLife, Inc.                                               919,030
   15,000    Protective Life Corp.                                       746,100
   14,000    Prudential Financial, Inc.                                1,061,340
   19,400    StanCorp Financial Group, Inc.                            1,049,734
                                                                    ------------
                                                                       7,879,836
           INSURANCE - PROPERTY & CASUALTY  (2.3%)
   25,000    Assurant, Inc.                                            1,231,250
   37,125    Berkley (W.R.) Corp.                                      2,155,477
    8,700    Everest Re Group, Ltd.                                      812,319
   29,700    Fidelity National Financial, Inc.                         1,055,241
   17,000    Fidelity National Information Services, Inc.                689,350
   33,750    HCC Insurance Holdings, Inc.                              1,174,500
    2,300    Markel Corp.  *                                             776,664
   24,250    Old Republic International Corp.                            529,135
   18,000    RLI Corp.                                                 1,031,400
   22,100    Sun Life Financial, Inc.                                    940,576
   23,550    Zenith National Insurance Corp.                           1,133,462
                                                                    ------------
                                                                      11,529,374
           INTERNET  (1.4%)
   39,000    Akamai Technologies, Inc.  *                              1,282,710
   18,000    CheckFree Corp.  *                                          909,000
   43,000    E*Trade Financial Corp.  *                                1,160,140
   16,400    F5 Networks, Inc.  *                                      1,188,836
    5,000    Google, Inc.  Class A*                                    1,950,000
    8,000    Nutri/System, Inc.  *                                       380,160
                                                                    ------------
                                                                       6,870,846
           MACHINERY  (3.1%)
   16,700    Actuant Corp.  Class A                                    1,022,374
    8,000    Applied Industrial Technologies, Inc.                       356,800
   24,000    CNH Global NV                                               618,720
   22,000    Flowserve Corp.  *                                        1,283,480
   21,300    Foster Wheeler Ltd.  *                                    1,007,703
   19,200    Gardner Denver, Inc.  *                                   1,251,840
   28,125    Graco, Inc.                                               1,277,719
   19,900    IDEX Corp.                                                1,038,183
   50,000    JLG Industries, Inc.                                      1,539,500
   31,000    Lennox International, Inc.                                  925,660
   15,500    Manitowoc Company, Inc. (The)                             1,412,825
   20,600    MSC Industrial Direct Co., Inc.  Class A                  1,112,812
   26,000    Roper Industries, Inc.                                    1,264,380
   15,600    Terex Corp.  *                                            1,236,144
                                                                    ------------
                                                                      15,348,140
           MANUFACTURED HOUSING/RECREATIONAL VEHICLE  (0.2%)
   16,000    Thor Industries, Inc.                                       853,760
           MARITIME  (0.2%)
   17,000    Kirby Corp.  *                                            1,157,870
           MEDICAL SERVICES  (4.1%)
   28,000    Aetna, Inc.                                               1,375,920
   19,000    Amedisys, Inc.  *                                           660,250
    8,000    CIGNA Corp.                                               1,044,960
   20,700    Coventry Health Care, Inc.  *                             1,117,386
   24,000    DaVita, Inc.  *                                           1,445,040
   23,000    Humana, Inc.  *                                           1,210,950
       16    Lumenis Ltd.  *                                                  30
    5,000    Manor Care, Inc.                                            221,750
   10,000    Pediatrix Medical Group, Inc.  *                          1,026,400
   42,400    Psychiatric Solutions, Inc.  *                            1,404,712
   13,000    Quest Diagnostics, Inc.                                     666,900
   36,000    Sierra Health Services, Inc.  *                           1,465,200
   27,300    Sunrise Senior Living, Inc.  *                            1,063,881
   28,350    United Surgical Partners International, Inc.  *           1,003,874
   41,850    UnitedHealth Group, Inc.                                  2,337,741
   34,400    VCA Antech, Inc.  *                                         979,712
   33,000    Ventiv Health, Inc.  *                                    1,096,260
   23,630    WellPoint, Inc.  *                                        1,829,671
                                                                    ------------
                                                                      19,950,637
           MEDICAL SUPPLIES  (6.4%)
   28,500    Advanced Medical Optics, Inc.  *                          1,329,240
   21,000    AmerisourceBergen Corp.                                   1,013,670
   25,000    ArthroCare Corp.  *                                       1,195,500
   16,000    Bard (C.R.), Inc.                                         1,084,960
   14,500    Becton Dickinson & Co.                                      892,910
   30,600    Cytyc Corp.  *                                              862,308
   32,000    Dade Behring Holdings, Inc.                               1,142,720
   18,500    DENTSPLY International, Inc.                              1,075,775
   19,000    Fisher Scientific International, Inc.  *                  1,292,950
   19,000    Haemonetics Corp.  *                                        964,630
   23,000    Healthways, Inc.  *                                       1,171,620
   56,000    Henry Schein, Inc.  *                                     2,680,160
   41,600    Hologic, Inc.  *                                          2,302,560
   12,000    IDEXX Laboratories, Inc.  *                               1,036,320
   24,000    Intuitive Surgical, Inc.  *                               2,832,000
   22,000    Kyphon, Inc.  *                                             818,400
   20,400    LCA-Vision, Inc.                                          1,022,244
   18,000    McKesson Corp.                                              938,340
   27,000    Owens & Minor, Inc.                                         884,790

                                            Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
   11,400    Palomar Medical Technologies, Inc.  *                  $    381,330
   23,000    PolyMedica Corp.                                            974,280
   26,000    ResMed, Inc.  *                                           1,143,480
   34,000    Respironics, Inc.  *                                      1,322,940
   28,000    St Jude Medical, Inc.  *                                  1,148,000
   20,000    Varian Medical Systems, Inc.  *                           1,123,200
   20,000    Ventana Medical Systems, Inc.  *                            835,400
                                                                    ------------
                                                                      31,469,727
           METALS & MINING DIVERSIFIED  (0.3%)
   27,000    Allegheny Technologies, Inc.                              1,651,860
           METALS FABRICATING  (0.3%)
   13,000    Harsco Corp.                                              1,074,060
   21,000    Shaw Group, Inc. (The)  *                                   638,400
                                                                    ------------
                                                                       1,712,460
           NATURAL GAS - DISTRIBUTION  (0.5%)
   23,000    AGL Resources, Inc.                                         829,150
    4,000    BG Group PLC  (ADR)                                         251,485
   33,600    Southern Union Co.                                          834,288
   31,000    UGI Corp.                                                   653,170
                                                                    ------------
                                                                       2,568,093
           NATURAL GAS - DIVERSIFIED  (1.9%)
   32,000    Energen Corp.                                             1,120,000
   20,000    Equitable Resources, Inc.                                   730,200
   10,400    Kinder Morgan, Inc.                                         956,696
   19,000    Newfield Exploration Co.  *                                 796,100
   17,000    Questar Corp.                                             1,190,850
   60,000    Southwestern Energy Co.  *                                1,931,400
   19,000    Western Gas Resources, Inc.                                 916,750
   42,776    XTO Energy, Inc.                                          1,863,750
                                                                    ------------
                                                                       9,505,746
           OFFICE EQUIPMENT & SUPPLIES  (0.2%)
   45,000    Staples, Inc.                                             1,148,400
           OILFIELD SERVICES/EQUIPMENT  (0.9%)
   22,000    FMC Technologies, Inc.  *                                 1,126,840
   11,500    Halliburton Co.                                             839,730
   24,000    Helix Energy Solutions Group, Inc.  *                       909,600
    4,000    Hydril  *                                                   311,800
   22,000    Weatherford International Ltd.  *                         1,006,500
                                                                    ------------
                                                                       4,194,470
           PACKAGING & CONTAINER  (0.4%)
   14,000    Ball Corp.                                                  613,620
   34,000    CLARCOR, Inc.                                             1,210,400
                                                                    ------------
                                                                       1,824,020
           PETROLEUM - INTEGRATED  (2.3%)
   50,000    Chesapeake Energy Corp.                                   1,570,500
   61,000    Denbury Resources, Inc.  *                                1,931,870
   23,400    Frontier Oil Corp.                                        1,388,790
   16,000    Petroleo Brasileiro S.A. - Petrobras  (ADR)               1,386,720
    5,000    Sasol Ltd.  (ADR)                                           189,150
   16,000    Sunoco, Inc.                                              1,241,120
   16,000    Tesoro Corp.                                              1,093,440
   39,846    Valero Energy Corp.                                       2,381,994
                                                                    ------------
                                                                      11,183,584
           PETROLEUM - PRODUCING  (2.2%)
   16,800    Apache Corp.                                              1,100,568
   20,200    Cimarex Energy Co.                                          873,852
   24,800    Enbridge, Inc.                                              715,976
   66,000    Range Resources Corp.                                     1,802,460
   15,500    Tenaris S.A.  (ADR)                                       2,800,385
   32,000    Ultra Petroleum Corp.  *                                  1,993,920
   29,000    Unit Corp.  *                                             1,616,750
                                                                    ------------
                                                                      10,903,911
           PHARMACY SERVICES (1.4%)
   40,000    Caremark Rx, Inc.  *                                      1,967,200
    8,000    CVS Corp.                                                   238,960
   20,000    Express Scripts, Inc.  *                                  1,758,000
   10,000    Longs Drug Stores Corp.                                     462,800
   18,000    Medco Health Solutions, Inc.  *                           1,029,960
   15,000    Omnicare, Inc.                                              824,850
   20,000    Walgreen Co.                                                862,600
                                                                    ------------
                                                                       7,144,370
           PRECISION INSTRUMENT  (0.3%)
   36,300    Checkpoint Systems, Inc.  *                                 975,744
    9,000    Mettler Toledo International, Inc. *                        543,060
                                                                    ------------
                                                                       1,518,804
           PUBLISHING  (0.4%)
   18,700    Banta Corp.                                                 972,026
   17,000    McGraw-Hill Cos, Inc. (The)                                 979,540
    2,200    Meredith Corp.                                              122,738
                                                                    ------------
                                                                       2,074,304

                                            Value Line Premier Growth Fund, Inc.

                                                                  March 31, 2006
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
           R.E.I.T.  (1.9%)
    9,200    AvalonBay Communities, Inc.                            $  1,003,720
   16,000    BRE Properties, Inc.                                        896,000
   30,000    Brookfield Properties Co.                                 1,024,500
    9,400    Essex Property Trust, Inc.                                1,022,062
   20,000    General Growth Properties, Inc.                             977,400
    6,000    Global Signal, Inc.                                         295,200
   24,000    LaSalle Hotel Properties                                    984,000
   14,500    Pan Pacific Retail Properties, Inc.                       1,028,050
   21,000    ProLogis                                                  1,123,500
    8,000    SL Green Realty Corp.                                       812,000
                                                                    ------------
                                                                       9,166,432
           RAILROAD  (1.2%)
   13,500    Burlington Northern Santa Fe Corp.                        1,124,955
   22,900    Canadian National Railway Co.                             1,036,912
   19,000    Canadian Pacific Railway Ltd.                               949,430
   22,500    Genesee & Wyoming, Inc. Class A*                            690,300
   39,000    Kansas City Southern  *                                     963,300
   20,000    Norfolk Southern Corp.                                    1,081,400
                                                                    ------------
                                                                       5,846,297
           RECREATION  (0.8%)
   45,000    SCP Pool Corp.                                            2,110,950
   56,250    Shuffle Master, Inc.  *                                   2,010,375
                                                                    ------------
                                                                       4,121,325
           RESTAURANT  (2.2%)
   23,750    Applebees International, Inc.                               583,062
   24,000    Cheesecake Factory, Inc. (The)  *                           898,800
   27,000    Darden Restaurants, Inc.                                  1,107,810
   16,500    Panera Bread Co.  Class A*                                1,240,470
   28,500    RARE Hospitality International, Inc.  *                     992,655
   84,375    Sonic Corp.  *                                            2,964,094
   28,000    Starbucks Corp.  *                                        1,053,920
   18,000    Wendy's International, Inc.                               1,117,080
   19,000    Yum! Brands, Inc.                                           928,340
                                                                    ------------
                                                                      10,886,231
           RETAIL - AUTOMOTIVE  (0.2%)
   33,600    O'Reilly Automotive, Inc.  *                              1,228,416
           RETAIL - SPECIAL LINES  (2.7%)
   48,000    Chico's FAS, Inc.  *                                      1,950,720
   31,000    Claire's Stores, Inc.                                     1,125,610
   50,000    Coach, Inc.  *                                            1,729,000
   65,250    Coldwater Creek, Inc.  *                                  1,813,950
   22,500    Dick's Sporting Goods, Inc.  *                              892,575
   23,200    Dress Barn, Inc. (The)  *                                 1,112,440
   22,000    GameStop Corp.  Class A*                                  1,037,080
    6,000    Men's Wearhouse, Inc. (The)                                 215,640
   23,000    Michaels Stores, Inc.                                       864,340
   19,000    Pantry, Inc. (The)  *                                     1,185,410
   48,000    Urban Outfitters, Inc.  *                                 1,177,920
                                                                    ------------
                                                                      13,104,685
           RETAIL BUILDING SUPPLY  (1.0%)
   28,000    Fastenal Co.                                              1,325,520
   19,000    Lowe's Cos, Inc.                                          1,224,360
   19,200    Tractor Supply Co.  *                                     1,273,728
   14,700    Watsco, Inc.                                              1,044,435
                                                                    ------------
                                                                       4,868,043
           RETAIL STORE  (0.9%)
   20,000    J.C. Penney Company, Inc.                                 1,208,200
   33,000    Nordstrom, Inc.                                           1,292,940
   15,400    Sears Holdings Corp.  *                                   2,036,496
                                                                    ------------
                                                                       4,537,636
           SECURITIES BROKERAGE  (1.5%)
    8,000    Bear Stearns Companies, Inc. (The)                        1,109,600
   28,000    Investment Technology Group, Inc.  *                      1,394,400
   18,000    Jefferies Group, Inc.                                     1,053,000
    7,500    Legg Mason, Inc.                                            939,975
    7,000    Lehman Brothers Holdings, Inc.                            1,011,710
   33,000    Raymond James Financial, Inc.                               975,480
   37,000    TD Ameritrade Holding Corp.  *                              772,190
                                                                    ------------
                                                                       7,256,355
           SEMICONDUCTOR  (0.0%)
    5,000    Formfactor, Inc.  *                                         196,600
           SHOE  (0.4%)
   30,200    Genesco, Inc.  *                                          1,174,478
   35,000    Wolverine World Wide, Inc.                                  774,550
                                                                    ------------
                                                                       1,949,028
           STEEL - GENERAL  (0.8%)
   11,000    Carpenter Technology Corp.                                1,039,720
   14,000    Commercial Metals Co.                                       748,860
   11,500    IPSCO, Inc.                                               1,197,035
   11,000    Nucor Corp.                                               1,152,690
                                                                    ------------
                                                                       4,138,305
           TELECOMMUNICATION SERVICES  (1.3%)
   35,750    American Tower Corp.  Class A*                            1,083,940
   24,000    Crown Castle International Corp.  *                         680,400
   39,000    NII Holdings, Inc.  Class B*                              2,299,830
   25,500    OAO Vimpel-Communications  (ADR)*                         1,096,755
   14,000    Tim Participacoes S.A.  (ADR)                               518,420
   21,400    West Corp.  *                                               955,724
                                                                    ------------
                                                                       6,635,069
           TELECOMMUNICATIONS EQUIPMENT  (0.7%)
   22,700    Anixter International, Inc.                               1,084,606
   19,500    Broadcom Corp.  Class A*                                    841,620
   25,400    Marvell Technology Group Ltd.  *                          1,374,140
                                                                    ------------
                                                                       3,300,366

                                            Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
--------------------------------------------------------------------------------
           THRIFT  (0.7%)
   11,000    FirstFed Financial Corp.  *                            $    657,910
   22,000    Golden West Financial Corp.                               1,493,800
   89,768    Hudson City Bancorp, Inc.                                 1,193,017
    3,000    People's Bank                                                98,250
                                                                    ------------
                                                                       3,442,977
           TIRE & RUBBER  (0.2%)
   12,200    Carlisle Companies, Inc.                                    997,960
           TOBACCO  (0.1%)
    8,000    British American Tobacco PLC  (ADR)                         388,800
           TOILETRIES & COSMETICS  (0.1%)
   14,600    Luxottica Group S.A.  (ADR)                                 401,354
           TRUCKING/TRANSPORTATION LEASING  (1.4%)
   23,500    Forward Air Corp.                                           876,315
   32,500    Heartland Express, Inc.                                     708,175
   42,000    Hunt (J.B.) Transport Services, Inc.                        904,680
   44,700    Knight Transportation, Inc.                                 882,825
   76,000    Landstar System, Inc.                                     3,353,120
                                                                    ------------
                                                                       6,725,115
           WATER UTILITY  (0.2%)
   41,333    Aqua America, Inc.                                        1,149,884
           WIRELESS NETWORKING  (0.4%)
   25,000    Intermec, Inc.  *                                           762,750
   16,700    Itron, Inc.  *                                              999,495
                                                                    ------------
                                                                       1,762,245
                                                                    ------------

           TOTAL COMMON STOCKS
             AND TOTAL INVESTMENT
             SECURITIES-(93.5%)
             (Cost $287,148,333)                                     459,787,064
                                                                    ------------

 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  (5.5%)
$13,200,000  With Morgan Stanley & Co., 4.44%, dated 3/31/06, due 4/3/06, delivery value $13,201,628
               (collateralized by $13,155,000 U.S. Treasury
               Notes 6.125%, due 8/15/07, with a value of
               $13,470,815)                                           13,200,000

 13,700,000  With UBS Securities, LLC, 4.48%, dated 3/31/06, due 4/3/06, delivery value $13,701,705
               (collateralized by $12,047,000 U.S. Treasury
               Notes 6.125%, due 11/15/27, with a value of
               $13,997,617)                                         $ 13,700,000
                                                                    ------------

             TOTAL REPURCHASE AGREEMENTS
               (Cost $26,900,000)                                     26,900,000
                                                                    ------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                  5,126,256
                                                                    ------------
NET ASSETS (100%)                                                    459,787,064
                                                                    ------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE,
  PER OUTSTANDING SHARE ($491,813,320 / 17,511,898
  shares outstanding)                                               $491,813,320
                                                                    ------------


*     Non-income producing.

** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

(ADR) American Depositary Receipts

The Fund's unrealized appreciation/(depreciation) as of March 31, 2006 was as follows:

                                                                     Total Net
                                                                     Unrealized
Total Cost          Appreciation           Depreciation             Appreciation
--------------------------------------------------------------------------------
$314,048,333        $174,239,477           $(1,600,746)             $172,638,731

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President

Date:    May 22, 2006
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    May 22, 2006
         --------------------------